Debt Obligations - Additional Information (Detail) (USD $)							1 Months Ended												12 Months Ended					1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Senior Secured Notes	Dec. 31, 2012 Senior Secured Notes	Dec. 31, 2011 Senior Secured Notes	Jun. 30, 2010 Senior Secured Notes	Aug. 31, 2012 Senior Secured Notes Senior Notes Owned By Verde	Aug. 02, 2012 Senior Secured Notes Senior Notes Owned By Verde	Aug. 02, 2012 Senior Secured Notes Debt Purchased From Verde By Chief Executive Officer	May 31, 2013 Subsequent Event Senior Secured Notes	Mar. 31, 2013 Bank Term Financings	Dec. 31, 2012 Bank Term Financings	Dec. 31, 2011 Bank Term Financings	Dec. 31, 2011 Bank Term Financings Minimum	Dec. 31, 2011 Bank Term Financings Maximum	Mar. 31, 2013 Bank Term Financings LIBOR	Dec. 31, 2012 Bank Term Financings LIBOR	Mar. 31, 2013 Portfolio Term Residual Financing LIBOR	Dec. 31, 2012 Portfolio Term Residual Financing	Mar. 31, 2013 Portfolio Term Residual Financing LIBOR Option One	Dec. 31, 2012 Portfolio Term Residual Financing LIBOR Option One	Mar. 31, 2013 Portfolio Term Residual Financing LIBOR Option Two	Dec. 31, 2012 Portfolio Term Residual Financing LIBOR Option Two	Jan. 04, 2013 Portfolio Term Residual Financing Subsequent Event	Mar. 31, 2013 Deutsche Bank Warehouse Facility		Dec. 31, 2012 Deutsche Bank Warehouse Facility		Dec. 31, 2011 Deutsche Bank Warehouse Facility		Mar. 31, 2013 Deutsche Bank Warehouse Facility LIBOR	Dec. 31, 2012 Deutsche Bank Warehouse Facility LIBOR	Dec. 31, 2011 Deutsche Bank Warehouse Facility LIBOR	Mar. 31, 2013 Wells Fargo Warehouse Facility		Dec. 31, 2012 Wells Fargo Warehouse Facility		Dec. 31, 2011 Wells Fargo Warehouse Facility		Mar. 31, 2013 Wells Fargo Warehouse Facility LIBOR	Dec. 31, 2012 Wells Fargo Warehouse Facility LIBOR	Dec. 31, 2011 Wells Fargo Warehouse Facility LIBOR	Mar. 31, 2013 RBS Warehouse Facility		Dec. 31, 2012 RBS Warehouse Facility		Dec. 31, 2011 RBS Warehouse Facility		Mar. 31, 2013 RBS Warehouse Facility LIBOR	Dec. 31, 2012 RBS Warehouse Facility LIBOR	Dec. 31, 2011 RBS Warehouse Facility LIBOR	Mar. 31, 2013 RBS Warehouse Facility Subsequent Event	Mar. 31, 2013 RBS Warehouse Facility Subsequent Event LIBOR	Mar. 31, 2013 Revolving Inventory Facility		Dec. 31, 2012 Revolving Inventory Facility		Dec. 31, 2011 Revolving Inventory Facility		Mar. 31, 2013 Revolving Inventory Facility LIBOR	Dec. 31, 2012 Revolving Inventory Facility LIBOR	Mar. 31, 2013 Real Estate Credit Facility		Dec. 31, 2012 Real Estate Credit Facility		Mar. 31, 2013 Real Estate Credit Facility LIBOR	Dec. 31, 2012 Real Estate Credit Facility LIBOR	Mar. 31, 2013 Equipment Note Payable		Dec. 31, 2012 Equipment Note Payable		Dec. 31, 2011 Equipment Note Payable		Mar. 31, 2013 Equipment Note Payable Prime Rate	Dec. 31, 2012 Equipment Note Payable Prime Rate	Apr. 30, 2013 Equipment Note Payable Subsequent Event	Mar. 31, 2013 Securitization Debt	Dec. 31, 2012 Securitization Debt	Dec. 31, 2011 Securitization Debt	Dec. 31, 2012 Securitization Debt 2012-3	Dec. 31, 2011 UBS Warehouse Facility		Dec. 31, 2012 UBS Warehouse Facility LIBOR
Debt Instrument [Line Items]
Repurchase Option Percentage	10.00%	10.00%
Collateral											$ 401,600,000	$ 443,900,000													$ 111,641,000	[1]	$ 38,881,000	[1]	$ 110,000,000	[1]				$ 119,858,000	[1]	$ 42,778,000	[1]	$ 78,500,000	[1]				$ 116,138,000	[1]	$ 26,707,000	[1],[2]	$ 100,400,000	[1]																													$ 735,156,000	$ 873,231,000	$ 891,364,000		$ 105,500,000	[1]
Cash Reserve											6,900,000	6,900,000																																																																	26,700,000	26,700,000	19,199,000
Basis spread on variable interest rate																2.00%	2.00%	3.50%		3.50%	3.50%	6.00%	6.00%								2.25%	2.25%	2.25%							2.25%	2.25%	2.25%							2.25%	1.40%	1.50%		2.25%							3.50%	3.50%					4.00%	4.00%							1.50%	1.50%	1.00%							1.90%
Debt Instrument, Interest Rate at Period End													8.00%			2.20%	2.20%	3.70%	8.62%						2.45%	[3]	2.46%	[3]	2.54%	[3]				2.45%	[3]	2.46%	[3]	2.53%	[3]				2.50%	[3]	1.65%	[2],[3]	1.88%	[3]						3.75%	[3]	3.75%	[3]	3.88%	[3]			4.20%	[3]	4.21%	[3]			4.75%	[3]	4.75%	[3]	4.75%	[3]								2.18%	[3]
Original Debt Amount						200,000,000		5,000,000	500,000	50,000,000																																																																						350,000,000
Stated interest rate on debt instrument						12.625%
Debt Issued, Percent of Face Amount						98.854%				111.00%
Debt Instrument, Interest Rate, Effective Percentage						12.875%				7.67%
Debt Instrument, Unamortized Discount			1,600,000	1,700,000	1,900,000
Debt Instrument, Increase, Additional Borrowings																								$ 75,000,000
Net advance rate														55.90%	67.10%										65.00%		65.00%		58.00%					58.00%		58.00%		58.00%					65.00%		53.00%	[2]	53.00%					65.00%		85.00%		85.00%	[4]	85.00%	[4]		85.00%	70.00%		70.00%																	60.00%
Contract Service Fee, Percent																			7.00%
Purchase Price in Excess of Par, Percent							111.00%

[1]	Collateral represents underlying pools of finance receivables pledged to each facility.
[2]	Facility was renewed in March 2013. See Note 16-"Subsequent Events" for information on renewal of this facility.
[3]	Interest rate at period end equal to contractual benchmark plus index.
[4]	Advance rate is based on qualifying vehicle cost and is secured by our entire inventory.